CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Unearned Employee Stock Ownership Plan	Total Equity
Balance at Dec. 31, 2011		$ 69,156	$ 43,396,150	$ 47,210,558	$ (2,122,238)	$ (19,790)	$ (631,648)	$ 87,902,188
Balance (in shares) at Dec. 31, 2011		6,915,570
Increase (Decrease) in Stockholders' Equity
Net income	5,760,418			5,760,418				5,760,418
Other comprehensive income, net of tax	3,032,832				3,032,832			3,032,832
Common stock dividends: $0.48 per share				(3,295,140)				(3,295,140)
Tax benefit from stock plans			5,831					5,831
Stock repurchased and retired		(1,060)	(1,058,433)			19,790		(1,039,703)
Stock repurchased (in shares)		(105,974)
Shares issued under stock plans		2,150	(2,150)
Shares issued under stock plans (in shares)		215,000
Shares earned under stock plans			264,462					264,462
Allocation of ESOP shares			78,185				271,928	350,113
Balance at Dec. 31, 2012		70,246	42,684,045	49,675,836	910,594	0	(359,720)	92,981,001
Balance (in shares) at Dec. 31, 2012		7,024,596
Increase (Decrease) in Stockholders' Equity
Net income	6,086,188			6,086,188				6,086,188
Other comprehensive income, net of tax	(6,053,221)				(6,053,221)			(6,053,221)
Common stock dividends: $0.48 per share				(3,350,698)				(3,350,698)
Tax benefit from stock plans			74,102					74,102
Stock repurchased and retired		(27)	(39,727)					(39,754)
Stock repurchased (in shares)		(2,651)
Shares issued under stock plans		53	46,318					46,371
Shares issued under stock plans (in shares)		5,285
Shares earned under stock plans			549,836					549,836
Allocation of ESOP shares			134,543				215,536	350,079
Balance at Dec. 31, 2013		70,272	43,449,117	52,411,326	(5,142,627)	0	(144,184)	90,643,904
Balance (in shares) at Dec. 31, 2013		7,027,230
Increase (Decrease) in Stockholders' Equity
Net income	5,127,702			5,127,702				5,127,702
Other comprehensive income, net of tax	2,539,750				2,539,750			2,539,750
Common stock dividends: $0.48 per share				(3,354,390)				(3,354,390)
Tax benefit from stock plans			52,393					52,393
Stock repurchased and retired		(52)	(69,705)					(69,757)
Stock repurchased (in shares)		(5,153)
Shares issued under stock plans		214	133,694					133,908
Shares issued under stock plans (in shares)		21,367
Shares earned under stock plans			467,683					467,683
Stock Issued During Period, Shares, Share-based Compensation, Forfeited		(18,000)
Stock Issued During Period, Value, Share-based Compensation, Forfeited		(180)	180
Allocation of ESOP shares			87,316				144,184	231,500
Balance at Dec. 31, 2014		$ 70,254	$ 44,120,678	$ 54,184,638	$ (2,602,877)	$ 0	$ 0	$ 95,772,693
Balance (in shares) at Dec. 31, 2014		7,025,444